Parent Company Only Condensed Financial Information - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating Costs and Expenses:
Selling, general and administrative expenses	$ 373,892
Operating Income
Share of income of subsidiaries	852,453	852,042	191,298
Net Income	$ 478,561	$ 852,042	$ 191,298